Taxation - Gross Movement on the Deferred Income Tax Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	$ (255,527)	$ (162,556)
Exchange differences	(30,187)	(40,644)
Changes of fair value valuation for farmlands	25,307	(9,953)	$ 11,790
Acquisition of subsidiary (Note 21)	(1,562)	0
Others	(1,247)	(349)
Tax credit relating to cash flow hedge	(7,337)	(2,526)	5,729
Income tax expense	(22,103)	(39,499)	(9,485)
Deferred tax liability (asset), ending balance	(292,656)	(255,527)	(162,556)
Gains (losses) before income tax of cash flow hedge	15,621	46,145	75,822
Reclassification from equity to income statement	$ 40,388	$ 26,031	$ 32,305